Basis of Preparation (Detail) - $ / $	12 Months Ended
	Dec. 31, 2020	Apr. 09, 2021	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	19.8920
Description of significant influence	If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated.
Weighted average incremental borrowing rate	9.49%		10.18%
Changes in foreign exchange rates [member]
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		20.1620
Increase decrease in foreign currency exchange rate		1.00%